Premises And Equipment, Net	12 Months Ended
Sep. 30, 2011
Premises And Equipment, Net [Abstract]
Premises And Equipment, Net
5.	PREMISES AND EQUIPMENT, Net

A summary of the net carrying value of banking premises and equipment at September 30, 2011 and 2010 is as follows:

	2011	2010
	(Dollars in thousands)
Land	$8,684	$7,877
Building and improvements	53,822	45,295
Furniture, fixtures and equipment	38,069	37,289
	100,575	90,461

Less accumulated depreciation	52,152	49,201

	$48,423	$41,260

Depreciation and amortization expense for the years ended September 30, 2011, 2010, and 2009 was $4.4 million, $4.6 million, and $5.1 million, respectively.

The Bank has entered into non-cancelable operating lease agreements with respect to banking premises and equipment. It is expected that many agreements will be renewed at expiration in the normal course of business. Rental expense was $1.3 million for the year ended September 30, 2011 and $1.2 million for each of the years ended September 30, 2010 and 2009.  Future minimum rental commitments, rounded to the nearest thousand, required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year are as follows (dollars in thousands):

2012	$1,279
2013	1,112
2014	939
2015	817
2016	730
Thereafter	6,924
$11,801